Nature of Operations and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 Nucor-Yamato Steel Company [Member]
Summary Of Organization And Operations [Line Items]
Majority ownership percentage		51.00%
Reclassification of marketing, administrative and other expenses to cost of products sold	$ 67.2